AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 10, 1999

                                                         File No. 333-_________

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933        /X/



                                    TIP FUNDS
                          (formerly, The Turner Funds)

               (Exact Name of Registrant as Specified in Charter)
                          c/o The CT Corporation System
                                 2 Oliver Street
                           Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (610) 251-0268

                     (Name and Address of Agent for Service)

                                 STEPHEN KNEELEY
                        TURNER INVESTMENT PARTNERS, INC.
                          1235 WESTLAKES DR., SUITE 350
                         BERWYN, PENNSYLVANIA 19312-2414

                                   Copies to:

JAMES W. JENNINGS, ESQUIRE                     JOHN H. GRADY, JR., ESQUIRE
MORGAN, LEWIS & BOCKIUS LLP                    MORGAN, LEWIS & BOCKIUS LLP
1701 MARKET STREET                             1701 MARKET STREET
PHILADELPHIA, PENNSYLVANIA  19103              PHILADELPHIA, PENNSYLVANIA 19103


--------------------------------------------------------------------------------

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

                                    TIP FUNDS

                              Cross Reference Sheet


ITEMS REQUIRED BY FORM N-14

Part A.           Information Required in Prospectus               Registration Statement Heading

Item 1.           Beginning of Registration                        Cover Page of Registration Statement
                  Statement and Outside Front Cover
                  Page of Prospectus

Item 2.           Beginning and Outside Back                       Table of Contents
                  Cover Page of Prospectus

Item 3.           Synopsis and Risk Factors                        Synopsis; Comparison of the Investment
                                                                   Objectives and Policies

Item 4.           Information About the Transaction                Synopsis; Reasons for the Reorganization;
                                                                   Information Relating to the Reorganization;
                                                                   Agreement and Plan of Reorganization and
                                                                   Liquidation

Item 5.           Information About the Registrant                 Prospectus Cover Page; Synopsis; Reasons for the
                                                                   Reorganization; Comparison of Investment
                                                                   Objectives and Policies; Additional Information
                                                                   About the Funds; Fund Transactions; Shareholder
                                                                   Rights

Item 6.           Information About the Company                    Prospectus Cover Page; Synopsis; Reasons for the
                  Being Acquired                                   Reorganization; Information Relating to the
                                                                   Reorganization; Description of Alpha Select
                                                                   Funds; Comparison of Investment Objectives and
                                                                   Policies; Fund Transactions; Shareholder Rights

Item 7.           Voting Information                               Prospectus Cover Page; Notice of Special Meeting
                                                                   of Shareholders; Synopsis; Agreement and Plan of
                                                                   Reorganization and Liquidation

Item 8.           Interest of Certain Persons and Experts          Voting on the Reorganization

Item 9.           Additional Information Required for Reoffering   Inapplicable
                  by Persons Deemed to be Underwriters

Part B.           Information Required in a Statement of
                  Additional Information

Item 10.          Cover Page                                       Cover Page

Item 11.          Table of Contents                                Table of Contents

Item 12.          Additional Information About the Registrant      Incorporated by Reference to the Registrant's
                                                                   Prospectus and SAI attached as Exhibits to this
                                                                   Filing



Item 13.          Additional Information About the Company     Incorporated by Reference to the Company's
                  Being Acquired                               Prospectus and SAI attached as Exhibits to this
                                                               Filing

Item 14.          Financial Statements                         Incorporated by Reference to the Company's
                                                               Prospectus and SAI attached as Exhibits to this
                                                               Filing

Part C.           Other Information

Item 15.          Indemnification                              Indemnification

Item 16.          Exhibits                                     Exhibits

Item 17.          Undertakings                                 Undertakings


                               ALPHA SELECT FUNDS
                       (formerly, TIP Institutional Funds)

           TURNER SHORT DURATION GOVERNMENT FUNDS - ONE YEAR PORTFOLIO

Dear Shareholder:

     A Special Meeting of Shareholders of the Turner Short Duration Government Funds - One Year Portfolio (the "Fund") of Alpha Select Funds (formerly, TIP Institutional Funds) and referred to herein as (the "Trust") of the Fund has been scheduled for Monday, May 24, 1999. If you are a Shareholder of record of the Fund as of the close of business on Friday, April 9, 1999, you are entitled to vote at the meeting and for any adjournment of the meeting.

     While you are, of course, welcome to join us at the meeting, most Shareholders will cast their votes by filling out and signing the enclosed Proxy Card. Whether or not you plan to attend the meeting, we need your vote. Please mark, sign, and date the enclosed Proxy Card and return it promptly in the enclosed, postage-paid envelope so that the maximum number of shares may be voted.

     The attached Prospectus/Proxy Statement is designed to give you information relating to the proposal upon which you will be asked to vote. The Board of Trustees is recommending that you approve a reorganization of the Fund under which the Fund would be combined with and into a series of TIP Funds ("TIP Funds") to be known as the Turner Core High Quality Fixed Income Fund (the "Core Fund"). The Core Fund currently has no assets and no shareholders. Upon approval by Shareholders of the Fund, each holder of shares of the Trust's Turner Short Duration Government Funds - One Year Portfolio will receive a number of shares of the Core Fund equal, both in dollar value and in the number of shares, to the number of shares of the Turner Short Duration Government Funds - One Year Portfolio owned by such holder at the time of the combination. As further explained in the accompanying Prospectus/Proxy Statement, the Board of Trustees has recommended approval of the combination.

     We are proposing the Reorganization for two principal reasons:

o POTENTIALLY LOWER OPERATING EXPENSES: TIP Funds currently consists of 15 series with substantial assets. Once the Fund is reorganized into TIP Funds, it will pay lower administrative and other fees due to the higher asset levels of TIP Funds.

o SYNERGIES WITH OTHER TIP FUNDS: Eight TIP Funds are currently managed by Turner Investment Partners, Inc. ("Turner") Having all of the Turner-advised Funds available in a single entity will facilitate exchanges between the Funds. In addition, it is hoped that the Funds will achieve operating efficiencies and realize economies of scale.

     Your vote is important to us. Please do not hesitate to call 1-800-TIP-7654 if you have any questions about the proposal under consideration. Thank you for taking the time to consider this important proposal and for your investment in the Fund.

                                         Sincerely,

                                         Stephen Kneeley
                                         President

                INFORMATION ABOUT YOUR PROSPECTUS/PROXY STATEMENT

Q.   WHY AM I RECEIVING THIS PROSPECTUS/PROXY STATEMENT?

A. Alpha Select Funds (the "Trust") seeks your approval of a reorganization of the Trust's Turner Short Duration Government Funds - One Year Portfolio into a series of TIP Funds known as the Turner Core High Quality Fixed Income Fund (the "Core Fund"). The Board of Trustees recommends approval of the reorganization because it believes that it will result in a structure that more appropriately serves the needs of shareholders.

Q.   HOW WILL THE REORGANIZATION WORK?

A. The Turner Short Duration Government Funds - One Year Portfolio (the "Fund") will transfer all of its assets and all of its liabilities to the Turner Core High Quality Fixed Income Fund, a series of the TIP Funds, in return for shares of the Core Fund equal in number and dollar value to the net assets of the Fund transferred to the Core Fund as of the reorganization date. The assets of the Trust's Turner Short Duration Government Funds - One Year Portfolio will be transferred at their current value as of the reorganization date. Finally, the Turner Short Duration Government Funds - One Year Portfolio will distribute the Core Fund shares received by it to its shareholders in a liquidating distribution. Shareholders of the Turner Short Duration Government Funds - One Year Portfolio will thus effectively be converted into shareholders of TIP Funds' Turner Core High Quality Fixed Income Fund. If the Plan is carried out as proposed, there will be no federal or state tax consequences to either Fund or its shareholders.

     Please refer to the Prospectus/Proxy Statement for a detailed explanation of the proposal and for a more complete description of Alpha Select Funds, the Fund and TIP Funds.

Q.   HOW WILL THIS AFFECT MY ACCOUNT?

A. Following the reorganization you will be a shareholder of TIP Funds. The reorganization will not, however, affect the value of your account. In addition, you can expect the same high level of management expertise and shareholder services that you currently receive.

Q.   WHY DO I NEED TO VOTE?

A. Your vote is needed to ensure that the proposal can be acted upon. Your immediate response on the enclosed proxy card will help prevent the need for any further solicitations for a shareholder vote. We encourage all shareholders to participate.

Q.   HOW DOES THE BOARD OF TRUSTEES SUGGEST THAT I VOTE?

A. After careful consideration, the Board of Trustees of Alpha Select Funds recommends that you vote "FOR" the item proposed on the enclosed proxy card.

Q.   WHO IS PAYING FOR EXPENSES RELATED TO THE SHAREHOLDER MEETING?

A. Turner Investment Partners, Inc., the sponsor of Alpha Select Funds and TIP Funds, is paying the costs of the shareholder meeting and this Prospectus/Proxy Statement.

Q.   WHERE DO I MAIL MY PROXY CARD?

A.   You may use the enclosed postage-paid envelope or mail your proxy card to:

                  Alpha Select Funds
                  c/o Proxy Services
                  P.O. Box 9148
                  Farmingdale, NY  11735

     Please see the enclosed materials for Internet and telephone voting instructions.

Q.   WHOM DO I CALL IF I HAVE QUESTIONS?

A. We will be happy to answer your questions about the proxy solicitation. Please call us at (800) TIP-7654 between 8:00 a.m. and 5:30 p.m. Eastern Time, Monday through Friday.

                               ALPHA SELECT FUNDS
                      C/O TURNER INVESTMENT PARTNERS, INC.
                              1235 WESTLAKES DRIVE
                                    SUITE 350
                           BERWYN, PENNSYLVANIA 19312

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON MAY 24, 1999

Notice is hereby given that a Special Meeting of Shareholders of the Turner Short Duration Government Funds - One Year Portfolio (the "Fund") of Alpha Select Funds (formerly, TIP Institutional Funds and referred to herein as the "Trust") will be held at the offices of SEI Investments Company ("SEI"), Oaks, Pennsylvania 19456, on Monday, May 24, 1999, at 2:00 p.m. (Eastern Time) for the purpose of considering the proposal set forth below.

At the Meeting, Shareholders of the Fund will be asked to consider and act upon a proposed Agreement and Plan of Reorganization and Liquidation pursuant to which the Fund will transfer all of its assets and liabilities to the Turner Core High Quality Fixed Income Fund (the "Core Fund") of TIP Funds ("TIP Funds") in exchange for shares of the Core Fund. The Core Fund is managed by the same portfolio manager as the Fund. The proposal is more fully described in the attached Prospectus/Proxy Statement.

The persons named as proxies are authorized to vote on such other business as may properly come before the Meeting in accordance with their own discretion.

All Shareholders are cordially invited to attend the Meeting. However, if you are unable to attend the Meeting, you are requested to mark, sign and date the enclosed Proxy Card and return it promptly in the enclosed, postage-paid envelope so that the Meeting may be held and a maximum number of shares may be voted. Please see the enclosed materials for Internet and telephone voting instructions.

Shareholders of record at the close of business on Friday, April 9, 1999, are entitled to notice of and to vote at the Meeting or any adjournment thereof.

                                            BY ORDER OF THE BOARD OF TRUSTEES



                                            JAMES W. JENNINGS, SECRETARY


_______________, 1999

                           PROSPECTUS/PROXY STATEMENT

                                 APRIL 19, 1999

          RELATING TO THE ACQUISITION OF THE ASSETS AND LIABILITIES OF

           TURNER SHORT DURATION GOVERNMENT FUNDS - ONE YEAR PORTFOLIO
                                   A SERIES OF

                               ALPHA SELECT FUNDS
                       (FORMERLY, TIP INSTITUTIONAL FUNDS)
                              1235 WESTLAKES DRIVE
                                    SUITE 350
                           BERWYN, PENNSYLVANIA 19312
                                 (888) TIP-7654

                        BY AND IN EXCHANGE FOR SHARES OF

                   TURNER CORE HIGH QUALITY FIXED INCOME FUND
                                   A SERIES OF

                                    TIP FUNDS
                              1235 WESTLAKES DRIVE
                                    SUITE 350
                           BERWYN, PENNSYLVANIA 19312
                                 (800) 224-6312


This Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies by the Board of Trustees ("Board") of the Alpha Select Funds in connection with the Special Meeting of Shareholders (the "Meeting") of the Turner Short Duration Government Funds - One Year Portfolio (the "Fund") to be held on Monday, May 24, 1999, at 2:00 p.m. (Eastern Time) at the offices of SEI Investments Company ("SEI"), One Freedom Valley Drive, Oaks, Pennsylvania 19456. At the meeting, shareholders of the Fund will be asked to consider and approve a proposed Agreement and Plan of Reorganization and Liquidation (the "Reorganization Agreement") between the Trust (formerly, TIP Institutional Funds), on behalf of the Fund, and TIP Funds ("TIP Funds"), on behalf of its Turner Core High Quality Fixed Income Fund ( the "Core Fund"), as well as the other matters contemplated therein. A copy of the Reorganization Agreement is attached as Exhibit A.

The Reorganization Agreement provides that the Fund will transfer all of its assets and liabilities to the Core Fund in return for Shares of the Core Fund equal in number and dollar value to the net assets of the Fund transferred to the Core Fund on the reorganization date. The assets of the Fund will be transferred at their current value as of the reorganization date. Finally, the Fund will distribute the shares of the Core Fund received by it to its shareholders in a liquidating distribution. Shareholders of the Fund will thus effectively be converted into shareholders of the Core Fund. If the Plan is carried out as proposed, there will be no federal or state tax consequences to the Fund, the Core Fund or either Fund's shareholders.

TIP Funds is an open-end management investment company, or mutual fund. Turner Investment Partners, Inc. ("Turner") provides investment advisory services to the Core Fund.

Alpha Select Funds is an open-end management investment company, or mutual fund. Turner provides investment advisory services to the Fund.

This Prospectus/Proxy Statement sets forth the information that a shareholder of the Fund should know before voting on the Reorganization, and should be retained for future reference. The following additional relevant documents have been filed with the Securities and Exchange Commission ("SEC") and are incorporated by reference in whole or in part:

     (i) A Statement of Additional Information, dated April 19, 1999, relating to this Prospectus/Proxy Statement is incorporated into this Prospectus/Proxy Statement in its entirety. A copy of such Statement of Additional Information is available upon request and without charge by writing to TIP Funds, P.O. Box 419805, Kansas City, MO 64141-6805 or by calling 1-800-TIP-7654.

    (ii) The prospectus for Alpha Select Funds relating to the Fund, dated January 31, 1999, contains a more detailed discussion of the investment objectives, policies and risks of the Fund. It is incorporated by reference into this Prospectus/Proxy Statement. Copies are available upon request and without charge by calling 1-800-TIP-7654.

   (iii) A Statement of Additional Information for the Fund, dated January 31, 1999, is incorporated by reference into this Prospectus/Proxy Statement. A copy is available upon request and without charge by calling 1-800-TIP-7654.

This Prospectus/Proxy Statement constitutes the proxy statement of the Fund for the Meeting and is expected to be sent to shareholders on or about Monday, April 19, 1999. Only shareholders of record as of the close of business on Friday, April 9, 1999 (the "Record Date") are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

                                                                            Page
                                                                            ----
SYNOPSIS........................................................................
REASONS FOR THE REORGANIZATION..................................................
INFORMATION RELATING TO THE REORGANIZATION......................................
DESCRIPTION OF THE TIP FUNDS....................................................
DESCRIPTION OF THE ALPHA SELECT FUNDS...........................................
THE REORGANIZATION AGREEMENT....................................................
CONSIDERATIONS OF THE TRUSTEES OF ALPHA SELECT FUNDS............................
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES................................
ADDITIONAL INFORMATION ABOUT THE FUNDS..........................................
FUND TRANSACTIONS...............................................................
SHAREHOLDER RIGHTS..............................................................
LEGAL MATTERS...................................................................
VOTING ON THE REORGANIZATION AGREEMENT..........................................
OTHER BUSINESS..................................................................
SHAREHOLDER INQUIRIES...........................................................

EXHIBIT A -- AGREEMENT AND PLAN OF REORGANIZATION AND
  LIQUIDATION...................................................................

                                    SYNOPSIS

The following is a summary of certain information contained elsewhere in this Prospectus/Proxy Statement and is qualified by reference to the more complete information contained herein and in the attached Exhibit A. Shareholders should read this entire Prospectus/Proxy Statement carefully.

THE REORGANIZATION

The Board of Trustees of Alpha Select Funds, including those Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 ("1940 Act"), has unanimously approved, subject to shareholder approval, the Fund's entry into the Reorganization Agreement. The Reorganization Agreement provides that the assets and liabilities of the Fund will be transferred to the Core Fund, separate series of TIP Funds, at their current value on the date of the transaction, and that the Shares provided in return will have a total value equal to the total value of the transferred net assets, again as of the transaction date. Finally, the Reorganization Agreement calls for the Fund to distribute the Core Fund shares received by it to its shareholders in a liquidating distribution. Shareholders of the Fund will thus effectively be converted into shareholders of the Core Fund. There will be no federal or state tax consequences to either Fund or to their shareholders. No sales charge will be imposed in connection with these transactions.

The Trustees of Alpha Select Funds, including the Trustees who are not "interested persons," have concluded that the Reorganization would be in the best interests of both the Fund and its shareholders, and that the interests of existing shareholders in the Fund would not be diluted as a result of the transaction contemplated by the Reorganization. The Board recommends that you vote for the approval of the Reorganization Agreement.

                         REASONS FOR THE REORGANIZATION

Turner and its predecessor have served as investment adviser to the Fund since its inception. In the interests of obtaining increased efficiencies relating to investment management and operational issues, Turner determined to propose to the Alpha Select Funds Trustees and to the Fund's Shareholders, the transfer of the assets and liabilities of the Fund into the Core Fund. The Core Fund has a somewhat different investment approach, but is managed by the same portfolio manger. THe Total Operating Expenses of the Core Fund Will be Equal to or Will be Higher On a Contractual Basis Than That of the Fund, But Administrative Costs Should be Lower Due to the Higher Anticipated Level of Fund Assets. Specifically, the Trustees of Alpha Select Funds are proposing the Reorganization for two principal reasons:

o POTENTIALLY LOWER OPERATING EXPENSES: TIP Funds currently consists of 15 series with substantial assets. Once the Fund is reorganized into a corresponding series of TIP Funds, it will pay lower administrative and other fees due to the higher asset levels of TIP Funds.

o SYNERGIES WITH OTHER TIP FUNDS: Eight TIP Funds are currently managed by Turner. Having all of the Turner-advised Funds available in a single entity will facilitate exchanges between the Funds. In addition, it is hoped that the Fund will achieve operating efficiencies and realize economies of scale.

                   INFORMATION RELATING TO THE REORGANIZATION

DESCRIPTION OF THE REORGANIZATION. The following summary is qualified in its entirety by reference to the Reorganization Agreement found in Exhibit A.

The Reorganization Agreement provides that all of the assets and all of the liabilities of the Fund will be transferred to the Core Fund at the close of business on Friday, May 28, 1999, or such later date as is agreed to by the parties (the "Effective Time"). In exchange for the transfer of these assets, the Core Fund will simultaneously issue to Alpha Select Funds, at the Effective Time, a number of full and fractional Shares equal in value to the net asset value of the Fund immediately prior to the Effective Time.

Following the transfer of assets and liabilities in exchange for Core Fund shares, the Fund will distribute pro rata the shares received to its shareholders in a liquidating distribution. Each shareholder of the Fund owning shares at the Effective Time will receive Core Fund shares. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the Fund's shareholders on the share records of the TIP Funds' transfer agent. TIP Funds does not issue share certificates to shareholders. Shares of TIP Funds will have no preemptive or conversion rights. After the Reorganization, the Fund will cease operations.

The Reorganization is subject to a number of conditions, including the receipt of certain legal opinions described in the Reorganization Agreement (including an opinion of counsel that the Fund shares issued in accordance with the terms of the Reorganization Agreement will be validly issued, fully paid and non-assessable); the receipt of certain certificates from the parties concerning aggregate asset values; and the parties' performance in all material respects of the agreements and undertakings in the Reorganization Agreement.

The Reorganization Agreement and the Reorganization may be abandoned without penalty at any time prior to the Effective Time of the Reorganization by resolution of the Board of TIP Funds or of the Board of Alpha Select Funds or at the discretion of any duly authorized officer if circumstances should develop that, in the opinion of the Board or officers, make it inadvisable to proceed with the Reorganization.

FEDERAL INCOME TAXES. The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended. If it qualifies, shareholders of the Fund will not recognize gain or loss in the transaction; the tax basis of the Core Fund shares received will be the same as the tax basis of the Fund shares surrendered; and the holding period of the Core Fund shares received will include the holding period of the Core Fund shares surrendered, provided that the shares surrendered were capital assets in the hands of the Fund's shareholders at the time of the transaction. As a condition to the closing of the Reorganization, the Fund and the Core Fund will receive an opinion of counsel that these conditions should be met. The Fund has not sought a tax ruling from the Internal Revenue Service. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position. Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including state and local tax consequences.

CAPITALIZATION. The following table sets forth as of Friday, April 9, 1999: (i) the capitalization of each Fund; and (ii) the pro forma combined capitalization of the Core Fund assuming the Reorganization has been approved.

                                                      NET ASSET VALUE
       FUND                     NET ASSETS               PER SHARE             SHARES OUTSTANDING
-------------------          ----------------      ---------------------      --------------------
ALPHA SELECT FUNDS

         Turner Short                 $                    $
         Duration
         Government
         Funds - One
         Year Portfolio

TIP FUNDS

         Turner Core                 $0                   N/A
         High Quality
         Fixed Income
         Fund

                                                      NET ASSET VALUE
       FUND                     NET ASSETS               PER SHARE             SHARES OUTSTANDING
-------------------          ----------------      ---------------------      --------------------
PRO FORMA

         Turner Core                        $                             $
         High Quality
         Fixed Income
         Fund

                            DESCRIPTION OF TIP FUNDS

TIP Funds was organized under Massachusetts law as a business trust pursuant to an Agreement and Declaration of Trust dated January 26, 1996, as amended on February 21, 1997. TIP Funds is an open-end management investment company registered under the 1940 Act which has authorized capital consisting of an unlimited number of units of beneficial interest, each with a par value of $.00001. The Core Fund is a duly organized and validly existing series of TIP Funds. The Core Fund currently has no assets and no shareholders.

Following the conclusion of the Reorganization, Turner will serve as investment adviser to the Core Fund. The investment advisory agreement between Turner and Alpha Select Funds is substantially identical to the advisory agreement that exists between Turner and TIP Funds, on behalf of the Fund. Significantly, both investment advisory agreements provide for the same duties and standards of care. For its services to the TIP Funds, Turner is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .50% of the average daily net assets of the Core Fund. Turner has contractually agreed to waive all or a portion of its fee and to reimburse expenses of the Fund in order to limit total operating expenses to .45% for a period of one year, and to limit total operating expenses in subsequent years to no more than 1.70%.

INVESTMENT OBJECTIVE AND POLICIES. The Core Fund invests as fully as practicable (and, under normal conditions, at least 65% of its total assets) in a portfolio of fixed income securities of varying levels of quality and maturity, that, in the Turner's opinion, are undervalued in the market. To determine a security's fair market value, Turner will focus on the yield and credit quality of particular securities based upon third-party evaluations of quality as well as Turner's own research and analysis of the issuer. Turner will attempt to diversify the Fund's holdings across the yield curve by holding short, intermediate and long-term securities. Normally, the Core Fund will maintain a dollar-weighted average portfolio duration that approximates the average duration range of the Fund's benchmark index, the Lehman Brothers Aggregate Bond Index (currently 4.5 years). Duration is a measure of the expected percentage of gain or loss for a shift in interest rates. Turner considers duration an accurate measure of a security's expected life and sensitivity to interest rate changes. Turner may increase or decrease this average weighted duration when, in Turner's opinion, market conditions warrant.

The Core Fund will purchase the following types of securities if, at the time of purchase, such securities are rated investment grade by a nationally recognized statistical rating organization ("NRSRO") or are determined by Turner to be of comparable quality: (i) obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities"); (ii) corporate bonds and debentures of U.S. and foreign issuers; (iii) privately issued mortgage-backed securities rated in the highest rating category; (iv) asset-backed securities rated in the two highest rating categories; (v) receipts evidencing separately traded interest and principal component parts of U.S. Government obligations ("Receipts"); (vi) commercial paper rated in one of the two highest rating categories; (vii) obligations of U.S. commercial banks and savings and loan institutions that have net assets of at least $500 million as of the end of their most recent fiscal year ("bank obligations"); (viii) obligations issued or guaranteed by the government of Canada; (ix) obligations of supranational entities; (x) loan participations; (xi) repurchase agreements involving any of the foregoing securities; and (xii) shares of other investment companies.

RISKS. The prices of the Turner Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Investment grade bonds include securities rated BBB by S&P or Baa by Moody's, which may be regarded as having speculative characteristics as to repayment of principal. If a security is downgraded to below investment grade, the Adviser will review the situation and take appropriate action. Securities rated below investment grade will not constitute more than 5% of the Fund's total assets.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources, and are subject to more risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

In addition, the Fund is subject to the risk that its principal market segment, U.S. fixed income securities, may underperform compared to other market segments or to the fixed income markets as a whole.

                        DESCRIPTION OF ALPHA SELECT FUNDS

Alpha Select Funds (formerly, TIP Institutional Funds) was organized under Delaware law as a business trust pursuant to a Declaration of Trust dated October 25, 1993, as amended on November 23, 1998. Alpha Select is an open-end management investment company registered under the 1940 Act, and has authorized capital consisting of an unlimited number of units of beneficial interest without par value, divisible into separate series. The Fund is a duly organized and validly existing series of Alpha Select Funds.

Turner serves as investment adviser to the Fund pursuant to an investment advisory agreement dated January 1, 1998 (the "Advisory Agreement"). The Advisory Agreement provides, in part, that Turner makes investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Trustees of Alpha Select Funds. For its services, Turner is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .25% of the average daily net assets of the Turner Short Duration Government Funds - One Year Portfolio.

INVESTMENT OBJECTIVE AND POLICIES. The investment objective of the Fund is to provide maximum total return consistent with preservation of capital and prudent investment management.

Under normal market conditions, the Fund invests at least 65% of the value of its total assets in obligations either issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"). Certain of the obligations, including U.S. Treasury bills, notes and bonds and mortgage-related securities of the Government National Mortgage Association ("GNMA"), are issued or guaranteed by the U.S. Government. Other securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, while others, such as those issued by Fannie Mae and the Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury.

Under normal circumstances, the Fund seeks to maintain an average effective duration comparable to or less than that of one-year U.S. Treasury bills.

Effective duration is an indicator of a security's price volatility or risk associated with changes in interest rates. Because Turner seeks to manage interest rate risk by limiting effective duration, the Fund may invest in securities of any maturity. See "Effective Duration."

The balance of the Fund's assets may be invested in cash and high grade debt securities, shares of other investment companies, including privately issued mortgage-related securities and general obligation bonds and notes of various states and their political subdivisions, rated within the three highest grades assigned by S&P (AAA, AA or A), Moody's (Aaa, Aa or A), or Fitch Investor Services, Inc. ("Fitch") (AAA, AA or A), or, if unrated by S&P, Moody's and/or Fitch, judged by Turner to be of comparable quality.

The relative proportions of the Fund's net assets invested in the different types of permissible investments will vary from time to time depending upon the Turner's assessment of the relative market value of the sectors in which the Fund invests. In addition, the Fund may purchase securities that are trading at a discount from par when the Turner believes there is a potential for capital appreciation.

The Fund may enter into forward commitments or purchase securities on a when issued basis, and may invest in variable or floating rate obligations. The Fund may enter into futures and options transactions. The Fund may invest up to 24% of its net assets in illiquid securities.

For temporary defensive purposes, during periods when Turner determines that market conditions warrant, the Fund may invest up to 100% of its assets in money market instruments and in cash.

EFFECTIVE DURATION

Most debt securities provide interest ("coupon") payments in addition to final ("par") payment at maturity. Some debt securities also have call provisions allowing the issuer to repay the instrument in full before the stated maturity date. Depending on the relative magnitude of these payments, the market values of debt securities respond differently to changes in the level and structure of interest rates. Effective duration was developed because the standard duration calculation does not always properly reflect the interest rate risk of a security.

Effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates rose by one percent, the value of a security having an effective duration of two generally would decrease by two percent.

Turner uses sophisticated analytical techniques to arrive at an effective duration that incorporates the economic life of a security into the determination of its interest rate risk. These techniques may involve Turner's estimates of future economic parameters that may vary from actual future values. The Fund expects that, under normal circumstances, the dollar weighted stated maximum average maturity (or period until the next interest rate reset date) of the Fund's portfolio securities may be longer than its average portfolio effective duration and, although unlikely, in some cases could be as long as 30 years.

RISKS. The investment policies of the Fund entail certain risks and considerations of which investors should be aware. The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources, and are subject to slightly greater risks.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

                          THE REORGANIZATION AGREEMENT

The Agreement provides that Alpha Select Funds will receive, prior to the closing, an opinion of counsel to the effect that: (i) TIP Funds and the Core Fund are duly organized and validly existing under the laws of the State of Massachusetts; (ii) TIP Funds is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"); (iii) the Agreement and the Reorganization provided for therein and the execution of the Agreement have been duly authorized and approved by all requisite action of TIP Funds and has been duly executed and delivered by TIP Funds on behalf of the Core Fund and is a valid and binding obligation of the TIP Funds, subject to applicable bankruptcy, insolvency, fraudulent conveyance, and similar laws or court decisions regarding enforcement of creditors' rights generally; (iv) to the best of counsel's knowledge after reasonable inquiry, no consent, approval, order or other authorization of any federal or state court or administrative or regulatory agency is required for TIP Funds to enter into the Agreement or carry out its terms on behalf of the Core Fund that has not been obtained other than where the failure to obtain such consent, approval, order, or authorization would not have a material adverse affect on the operations of the TIP Funds; and
(v) the TIP Funds shares to be issued in the reorganization have been duly authorized and upon issuance thereof in accordance with the Agreement, will be validly issued, fully paid and non-assessable.

In addition, TIP Funds shall have received, prior to the closing, an opinion of counsel to the effect that: (i) Alpha Select Funds and the Fund are duly organized and validly existing under the laws of the State of Delaware;
(ii) Alpha Select Funds is an open-end management investment company registered under the 1940 Act; (iii) the Agreement, the Reorganization provided for therein, and the execution of the Agreement have been duly authorized and approved by all requisite corporate action of Alpha Select Funds and the Agreement has been duly executed and delivered by Alpha Select Funds and is a valid and binding obligation of Alpha Select Funds, subject to applicable bankruptcy, insolvency, fraudulent conveyance and similar laws or court decisions regarding enforcement of creditors' rights generally; (iv) to the best of counsel's knowledge after reasonable inquiry, no consent, approval, order or other authorization of any federal or state court or administration or regulatory agency is required for Alpha Select Funds to enter into the Agreement or carry out its terms on behalf of the Fund that has not already been obtained, other than where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of Alpha Select Funds or the Fund.

              CONSIDERATIONS OF THE TRUSTEES OF ALPHA SELECT FUNDS

At a meeting held on February 26, 1999, the Trustees of Alpha Select Funds reviewed the Agreement and determined that the Reorganization is in the best interests of the Alpha Select Funds and the Fund's Shareholders, and that the interests of the Fund's Shareholders will not be diluted as a result of the Reorganization.

In making this determination, the Trustees carefully reviewed the terms and provisions of the Agreement, the similarity of the objectives, policies and restrictions of TIP Funds, the tax consequences of the Reorganization to the Fund and its Shareholders, and the expense ratios of the Fund and the Core Fund. In addition, the Trustees considered the nature and quality of the services expected to be rendered to the Core Fund by Turner, as well as the services provided by Turner to the Alpha Select Funds, the history, reputation, qualification and background of Turner and the qualifications of its personnel and its financial condition, and the benefits expected to be realized by the Shareholders of the Alpha Select Funds as a result of the Reorganization, including operational efficiencies and potentially lower expenses.

After careful review and consideration, the Trustees determined to recommend that the Shareholders of the Fund approve the Agreement and the Reorganization transaction.

               THE TRUSTEES RECOMMEND THAT THE SHAREHOLDERS OF THE FUND VOTE FOR THE PROPOSAL TO APPROVE THE AGREEMENT
                   AND PLAN OF REORGANIZATION AND LIQUIDATION.

        COMPARISON OF THE INVESTMENT OBJECTIVES AND POLICIES OF THE CORE
                                FUND AND THE FUND

This section tells you about and compares for each Fund:

o    Its investment goal
o    Its main investment strategies
o    The risks of investing in the Funds

There is more information about the Funds' investment practices in the Statement of Additional Information ("SAI") which legally is a part of this Prospectus/Proxy Statement. For details about how to get an SAI and other reports and information, see the back cover of this Prospectus/Proxy Statement.

INVESTMENT OBJECTIVES AND POLICIES

TURNER CORE HIGH QUALITY FIXED INCOME FUND -- The Core Fund seeks total return through current income and capital appreciation. The Core Fund invests primarily (at least 65% of its assets) in investment grade fixed income securities, including U.S. government securities, corporate debt securities, mortgage-backed securities, asset-backed securities, and short-term obligations. In selecting investments for the Core Fund, Turner chooses securities with all durations, but the Fund's effective duration will be between three and six percent (although the Fund may hold securities with longer or shorter durations). Turner will allocate the Core Fund's assets among various market sectors based on its analysis of historical data, yield trends and credit ratings.

TURNER SHORT DURATION GOVERNMENT FUNDS - ONE YEAR PORTFOLIO -- The Fund invests primarily (at least 65% of its assets) in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including mortgage-backed securities issued by agencies such as Fannie Mae or the Government National Mortgage Association (GNMA). In selecting investments for the Fund, Turner chooses U.S. Government obligations that are attractively priced relative to the market or to similar instruments. In addition, Turner considers the effective duration of the Fund's entire portfolio when selecting securities. Although Turner manages interest rate risk by maintaining an effective duration that is comparable to or less than that of one-year U.S. Treasury bills, the Fund may invest in securities with any maturity.

Both the Fund and the Core Fund invest in investment grade U.S. fixed income securities. However, the Core Fund does not focus mainly on U.S. Government securities. In addition, Core Fund has a longer effective duration than the Fund. Securities with longer maturities tend to be more sensitive to interest rate changes than securities with shorter maturities, and thus tend to be more volatile. Since the Core Fund will invest in securities with longer maturities than the Fund, its share price will tend to be more volatile. Turner Does Not Anticipate That Securities Held by the Fund Will be Sold in Significant Amounts to Comply With Tip Funds' Investment Policies or Strategies.

RISK FACTORS

The Turner Short Duration Government Funds-One Year Portfolio invests primarily in U.S. Government securities of varying maturities, including mortgage-backed securities issued by agencies and instrumentalities of the U.S. Government. The duration of the Fund will be approximately one year. As a result, the Fund's share price is expected to remain fairly stable, and the Fund should exhibit a relatively low level of volatility.

In contrast, the Core Fund will invest in corporate as well as U.S. Government securities, including mortgage-and asset-backed securities. The maturity of these securities will vary, but the overall duration of the Core Fund is expected to be between three and six percent. Since securities with longer maturities tend to have prices that are more volatile, it is expected that the Core Fund's share price, and thus its volatility, will be greater than that of the Fund. In addition, since it purchase corporate securities as well as U.S. Government securities, the Core Fund is subject to a higher level of "credit risk." This means that the Core Fund may be more susceptible to price declines due to the issuers' inability to make interest and principal payments.

THE ADVISER

Turner Investment Partners, Inc., is a professional investment management firm founded in March, 1990. Robert E. Turner is the Chairman and controlling shareholder of Turner. As of January 31, 1999, Turner had discretionary management authority with respect to approximately $3.2 billion of assets. Turner has provided investment advisory services to investment companies since 1992. The principal business address of Turner is 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312.

Turner serves as the investment adviser for the Fund under an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, Turner continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Trustees of Alpha Select.

Turner is entitled to receive advisory fees of .25% of average daily net assets from the Turner Short Duration Government Funds - One Year Portfolio. However, it has contractually agreed to cap Fund expenses at .36%, and, in doing so, has waived or reimbursed $ 117,237 in Fund fees and expenses since January 1998.

For the Core Fund, Turner is entitled to receive advisory fees of .50% of average daily net assets from the Fund. However, it has contractually agreed to receive only .30%, and to cap Fund expenses at .45%. As a result, despite the fact that the advisory fee payable to Turner is increasing from .25% to .50% for a period of one year, the actual level of total Fund expenses to be paid by investors will only be .09% higher. Turner believes that a higher level of fees are justified since the broader fixed income investment mandate of the Core Fund requires greater research and analytical resources. In addition, Turner believes that even at the higher level of total operating expenses of .45%, the pricing structure of the Core Fund is very competitive. It is anticipated that, as a result of competitive pressures in the fund industry, Turner will continue these waivers in the future.

James L. Midanek, a Fixed Income Portfolio Manager of Turner Investment Partners, Inc., is the portfolio manager of the Turner Short Duration Government Funds - One Year Portfolio and of the Turner Core High Quality Fixed Income Fund. Mr. Midanek joined Turner in 1997. Prior to joining Turner, Mr. Midanek was Chief Investment Officer of Solon Asset Management, L.P., which he founded in 1989, and Portfolio Manager of the Fund. From 1992 to

1994, Mr. Midanek was Chief Investment Officer to the Fixed Income Group of Montgomery Asset Management, L.P., where he managed four institutional fixed income funds. In December 1997, Turner acquired the assets of Solon Asset Management, L.P., the original adviser to the Fund.

COMPARISON OF FEES AND EXPENSES

The following table compares the annual operating expenses, including advisory fees, of the Fund to those of the Core Fund.

                            ANNUAL OPERATING EXPENSES
                     (As a percentage of average net assets)

                                          Turner Short
                                            Duration          Turner Core
                                           Government         High Quality
                                         Funds-One Year       Fixed Income
                                             Fund(1)            Fund(2)
                                       ------------------- ------------------
Advisory Fees (less waivers)..........        0.25%               .30%
12b-1 Fees............................        None                None
Other Expenses........................        0.11%               .15%
                                              -----               ----
Total Operating Expenses..............        0.36%              0.45%
------------

(1) Turner has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses of the Shares from exceeding 0.36% for a period of one year, or from exceeding 1.61% in any subsequent year.

(2) Turner has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses of the Shares from exceeding 0.45% for a period of one year, or from exceeding 1.70% in any subsequent year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in the Core Fund.

The example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                            1 Year      3 Years        5 Years       24 Years
                            ----------------------------------------------------

Turner Short Duration
Government Funds-One        $ 37        $ 116           $ 202         $ 458
Year Portfolio...........

Turner Core High
Quality Fixed Income
Fund.....................   $ 46        $  144          $ 252         $ 567

SHAREHOLDER INFORMATION. The purchase and redemption procedures and exchange privileges of the Fund are substantially similar to those of the Core Fund.

                             ADDITIONAL INFORMATION

The Alpha Select Funds and TIP Funds each have a different Board of Trustees. However, each Fund has the same administrator, transfer agent, custodian, distributor and transfer agent as the TIP Funds, as well as the same principal executive officers.

THE ADMINISTRATOR

SEI Investments Mutual Funds Services (the "Administrator") provides both Alpha Select Funds and TIP Funds with administrative services, including regulatory reporting and all necessary office space, equipment, personnel, and facilities.

For these administrative services, the Administrator is entitled to a fee from the Core Fund, which is calculated daily and paid monthly, at an annual rate of
 .09% of the Core Fund's average daily net assets up to $250 million, .07% on the next $250 million of such assets, .06% on the next $250 million of such assets,
 .05% of the next $1.25 billion of such assets, and .04% of such assets in excess of $2 billion. The Core Fund is subject to a minimum annual administration fee of $65,000.

The Administrator also serves as shareholder servicing agent for the Fund and the Core Fund under a shareholder servicing agreement with each trust.

THE TRANSFER AGENT AND CUSTODIAN

DST Systems, Inc. (the "Transfer Agent"), 330 W. 9th Street, Kansas City, Missouri 64245, serves as the transfer agent and dividend disbursing agent for both TIP Funds and Alpha Select Funds under a transfer agency agreement with each Trust. First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19241 acts as the custodian (the "Custodian") of Alpha Select Funds and TIP Funds.

THE DISTRIBUTOR

SEI Investments Distribution Co. ("SIDCO"), Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI Investments Company, acts as distributor for both Alpha Select Funds and TIP Funds pursuant to a distribution agreement (the "Distribution Agreement"). No compensation is paid to the Distributor for its distribution services to TIP Funds.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

You may obtain additional information about the Core Fund in the following ways:

PROSPECTUSES. The Core Fund has a Prospectus that contains information about the operation and management of the Core Fund. The Prospectus dated January 31, 1999, is on file with the Securities and Exchange Commission, and is incorporated herein by reference and accompanies this Prospectus/Proxy Statement.

STATEMENTS OF ADDITIONAL INFORMATION. In addition to the prospectus, the Core Fund has a Statement of Additional Information ("SAI") that contains additional, more detailed information about the Core Fund. The SAI dated January 31, 1999, is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus/Proxy Statement.

SHAREHOLDER REPORTS. The financial statements of the Fund contained in the Alpha Select Funds Annual Report to shareholders for the fiscal year ended September 30, 1998, has been audited by Ernst & Young LLP, its independent auditors. These financial statements are incorporated by reference into this Prospectus/Proxy Statement insofar as they relate to the Fund, and not to any other portfolios that are a part of Alpha Select Funds and described therein. A copy of the Alpha Select Funds Annual Report, which includes discussions of the performance of the Fund, and the most recent Semi-Annual Report succeeding such Annual Report, may be obtained by writing Alpha Select Funds at P.O. Box 419805, Kansas City, Missouri 64141-6805, or by calling 1-888-TIP-7654.

Information about TIP Funds and Alpha Select Funds, including the prospectus, SAI, and shareholder reports of each Fund, may be obtained from the SEC in any of the following ways: (1) in person: you may review and copy documents in the SEC's Public Reference Room in Washington D.C. (for information call 1-800-SEC-0330); (2) on-line: you may retrieve information from the SEC's web site at "http://www.sec.gov"; or (3) mail: you may request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549-6009. To aid you in obtaining this information, TIP Funds' 1940 Act registration number is 811-07527 and Alpha Select Funds' 1940 Act registration number is 811-8244.

                                FUND TRANSACTIONS

The policies of Alpha Select Funds and TIP Funds regarding portfolio transactions are substantially identical. Please refer to the prospectuses for more information.

                               SHAREHOLDER RIGHTS

GENERAL. Alpha Select Funds was established as a business trust under Delaware law by a Declaration of Trust dated October 25, 1993, as amended and restated on November 23, 1998. Alpha Select is also governed by its By-Laws and by applicable Delaware law.

TIP Funds was established as a business trust under Massachusetts law by a Declaration of Trust dated January 26, 1996, as amended and restated on February 21, 1997. The Core Fund is also governed by its By-Laws and by applicable Massachusetts law.

SHARES. Alpha Select Funds is authorized to issue an unlimited number shares of beneficial interest, with no par value, from an unlimited number of series (portfolios) of shares. The shares of the

Fund have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

TIP Funds is authorized to issue an unlimited number shares of beneficial interest, with a par value of $.00001 per share, from an unlimited number of series (portfolios) of shares. The shares of the Core Fund have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

SHAREHOLDER VOTING. Shareholders of Alpha Select Funds have identical voting rights. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares. At shareholder meetings, the holders of 40% of a portfolio's shares entitled to vote at the meeting generally constitute a quorum. Shareholders of a class have exclusive voting rights regarding any matter submitted to shareholders that relates solely to that class of shares, and separate voting rights on any other matter submitted to shareholders in which the interests of the shareholders of that class differ from the interests of holders of any other class.

Shareholders of TIP Funds have virtually identical voting rights.

SHAREHOLDER MEETINGS. Annual meetings of shareholders of Alpha Select Funds will not be held, but special meetings of shareholders may be held under certain circumstances. A meeting will be held to vote on the removal of a Trustee(s) of a Fund if requested in writing by the holders of not less than 24% of the outstanding shares of the Fund. The Fund will assist in shareholder communications in such matters to the extent required by law.

TIP Funds has similar voting provisions.

ELECTION AND TERM OF TRUSTEES. The Fund's affairs are supervised by the Trustees under the laws governing business trusts in the State of Delaware. Trustees of the Fund are elected by a majority vote of a quorum cast by written ballot at the regular meeting of shareholders, if any, or at a special meeting held for that purpose. Trustees hold office until their successors are duly elected and qualified or until their death, removal or resignation. Shareholders may remove a Trustee by vote of a majority of the votes entitled to be cast for the election of directors and may elect a successor to fill a resulting vacancy. A Trustee elected thereby serves for the balance of the term of the removed Trustee.

TIP Funds has similar requirements regarding Trustees.

SHAREHOLDER LIABILITY. The shareholders of the Fund generally are not personally liable for the acts, omissions or obligations of the Trustees or of Alpha Select Funds.

Shareholders of TIP Funds are not personally liable for the obligations of the TIP Funds.

LIABILITY OF TRUSTEES. The Trustees shall not be personally liable for any obligation of the Fund. The Fund will indemnify its Trustees and officers out of Fund assets against all liabilities and expenses except for liabilities arising from such person's self-dealing, willful misconduct or recklessness.

TIP Funds has similar provisions regarding Trustee liability.

                                  LEGAL MATTERS

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19243, serves as counsel to Alpha Select Funds and TIP Funds.

         THE BOARD OF TRUSTEES OF TIP FUNDS RECOMMEND THAT YOU VOTE FOR
            APPROVAL OF THE REORGANIZATION AGREEMENT AND THE PROPOSAL
                  DESCRIBED IN THIS PROSPECTUS/PROXY STATEMENT.


                     VOTING ON THE REORGANIZATION AGREEMENT

GENERAL INFORMATION. This Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies by the Board of Trustees of the TIP Funds in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. Please see the enclosed materials for Internet and telephone voting instructions. Officers of the Funds, and Turner may also solicit proxies by telephone, telegraph, facsimile or in person. The cost of solicitation and the shareholders' meeting will be borne by Turner.

VOTE REQUIRED TO APPROVE REORGANIZATION AGREEMENT. Shareholders of the Fund on the Record Date will be entitled to one vote per share then held and a fractional vote for each fractional share then held. Approval of the Reorganization requires the affirmative vote of a majority of the shares present at the meeting, in person or by proxy. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Secretary of the Fund a written notice of revocation or a subsequently executed proxy, or by attending the Meeting and voting in person.

Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Reorganization Agreement. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter) will be treated as shares that are present at the Meeting but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a vote against approval of the Reorganization Agreement.

If sufficient votes in favor of the Reorganization are not received by the time scheduled for the meeting, the persons named as proxies may propose one or more adjournments of the Meeting for a reasonable period of time to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of the votes cast in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote for an adjournment any proxies which they are entitled to vote in favor of the Proposal. They will vote as against any proxies required to be voted against the Proposal. The costs of any additional solicitation and of any adjourned session will be borne by Turner.

OUTSTANDING SHARES. Only shareholders of record on the Record Date are entitled to notice of and to vote at the Meeting and any adjournment thereof. At the close of business on the Record Date there were outstanding and entitled to vote:

     __________ shares of the Turner Short Duration Government Funds - One Year Portfolio.

BENEFICIAL OWNERS. The following table sets forth certain information as of April 9, 1999, concerning each person who owned, of record or beneficially, 5% or more of the shares of Turner

Short Duration Government Funds - One Year Portfolio. Turner may be deemed to "beneficially own" a substantial number of shares of the Fund because its investment advisory relationships may permit them to dispose of shares or advise Shareholders to dispose of shares. Turner may be deemed to "control" the Fund since it beneficially owns more than 25% of the Fund's outstanding shares. However, Turner disclaims control since it does not vote shares of the Fund for any of its clients.


           TURNER SHORT DURATION GOVERNMENT FUNDS - ONE YEAR PORTFOLIO
     ---------------------------------------------------------------------------
                                                   PERCENTAGE OF SHARES OWNED
NAME & ADDRESS                                        BEFORE REORGANIZATION
--------------                                     --------------------------
                                                                     %
                                                                     %
                                                                     %
                                                                          %
                                                                          %


*    Record and Beneficial Ownership.

As of Record Date the Trustees and officers of the Fund as a group owned [LESS THAN 1%] of the total outstanding shares of the Fund.

EXPENSES. In order to obtain the necessary quorum at the Meeting, additional solicitation may be made by mail, telephone, telegraph, facsimile or personal interview by representatives of Turner, SEI Investments or the Trust. All costs of solicitation (including the printing and mailing of this proxy statement, meeting notice and form of proxy, as well as any necessary supplementary solicitations) will be paid by Turner. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

                                 OTHER BUSINESS

The Board knows of no other business to be brought before the Meeting. However, if any other matters properly come before the Meeting, proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named as proxy.

                              SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to Alpha Select Funds in writing at the address on the cover page of this Prospectus/Proxy Statement or by telephoning 1-800-TIP-7654.

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. PLEASE SEE THE ENCLOSED MATERIALS FOR INTERNET AND TELEPHONE VOTING INSTRUCTIONS.

                                    EXHIBIT A

                               AGREEMENT AND PLAN
                        OF REORGANIZATION AND LIQUIDATION


     AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION dated as of February 26, 1999 (the "Agreement"), by and between the Alpha Select Funds (the "Trust"), a Delaware business trust, on behalf of the Turner Short Duration Government Funds - One Year Portfolio (the "Acquired Fund"), and the TIP Funds ("TIP Funds") a Massachusetts business trust, on behalf of the Turner Core High Quality Fixed Income Fund (the "Acquiring Fund").

     WHEREAS, the Trust was organized under Delaware law as a business trust under a Declaration of Trust dated October 26, 1993 and amended on November 23, 1998. The Trust is an open-end management investment company registered under the 1940 Act. The Trust has authorized capital consisting of an unlimited number of units of beneficial interest of separate series of the Trust. The Acquired Fund is a duly organized and validly existing series of the Trust;

     WHEREAS, the TIP Funds was organized under Massachusetts law as a business trust under a Declaration of Trust dated January 26, 1996, and amended on February 21, 1997. TIP Funds is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). TIP Funds has authorized capital consisting of an unlimited number of units of beneficial interest of separate series of TIP Funds. The Acquiring Fund is a duly organized and validly existing series of TIP Funds;

     NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree to effect the transfer of all of the assets of the Acquired Fund solely in exchange for the assumption by the corresponding Acquiring Fund of all or substantially all of the liabilities of the Acquired Fund and units of beneficial interest of the corresponding Acquiring Fund ("Acquiring Fund Shares") followed by the distribution, at the Effective Time (as defined in Section 9 of this Agreement), of such Acquiring Fund Shares to the holders of units of beneficial interest of the Acquired Fund ("Acquired Fund Shares"), on the terms and conditions hereinafter set forth in liquidation of the Acquired Fund. The parties hereto covenant and agree as follows:

1. PLAN OF REORGANIZATION. At the Effective Time, the Acquired Fund will assign, deliver and otherwise transfer all of their assets and good and marketable title thereto, and assign all or substantially all of the liabilities as are set forth in a statement of assets and responsibilities, to be prepared as of the Effective Time (the "Statement of Assets and Liabilities") to the Acquiring Fund free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Acquiring Fund shall acquire all such assets, and shall assume all such liabilities of the Acquired Fund, in exchange for delivery to the Acquired Fund by the Acquiring Fund of a number of Acquiring Fund Shares (both full and fractional) equivalent in number and value to the Acquired Fund Shares outstanding immediately prior to the Effective Time. The assets and stated liabilities of the Acquired Fund, as set forth in the Statement of Assets and Liabilities attached hereto as Exhibit A, shall be exclusively assigned to and assumed by the Acquiring Fund. All debts, liabilities, obligations and duties of the Acquired Fund, to the extent that they exist at or after the Effective Time and are stated in the Statement of Assets and Liabilities, shall after the Effective Time attach to the Acquiring Fund and may be enforced against the Acquiring Fund to the same extent as if the same had been incurred by the Acquiring Fund.

2. TRANSFER OF ASSETS. The assets of the Acquired Fund to be acquired by the corresponding series of the Acquiring Fund and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund and other property owned by the Acquired Fund at the Effective Time.

3. LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND. At the Effective Time, the Acquired Fund will liquidate and the Acquiring Fund Shares (both full and fractional) received by the Acquired Fund will be distributed to the shareholders of record of the Acquired Fund as of the Effective Time in exchange for their respective Acquired Fund Shares and in complete liquidation of the Acquired Fund. Each shareholder of the Acquired Fund will receive a number of Acquiring Fund Shares equal in number and value to the Acquired Fund Shares held by that shareholder, and each Acquiring Fund and Acquired Fund share will be of equivalent net asset value per share. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Acquiring Fund in the name of each shareholder of the Acquired Fund and representing the respective number of Acquiring Fund Shares due such shareholder. As soon as practicable after the Effective Time, but not later than May 28, 1999 the Trust shall take all steps as shall be necessary and proper to effect a complete termination of the Acquired Fund.

4. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represent and warrant to the Acquired Fund as follows:

     (a) ORGANIZATION, EXISTENCE, ETC. TIP Fund is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted.

     (b) REGISTRATION AS INVESTMENT COMPANY. TIP Fund is registered under the 1940 Act as an open-end management investment company; such registration has not been revoked or rescinded and will be in full force and effect.

     (c) FINANCIAL STATEMENTS. The unaudited financial statements, if any, of TIP Fund relating to the Acquiring Fund dated as of _______, 199_ (the "Acquiring Fund Financial Statements"), which will, if available, be delivered to the Acquired Fund as of the Effective Time, will fairly present the financial position of the Acquiring Fund as of the date thereof.

     (d) SHARES TO BE ISSUED UPON REORGANIZATION. The Acquiring Fund Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable. Prior to the Effective Time, there shall be no issued and outstanding Acquiring Fund Shares or any other securities issued by the Acquiring Fund.

     (e) AUTHORITY RELATIVE TO THIS AGREEMENT. TIP Funds, on behalf of the Acquiring Fund, has the power to enter into this Agreement and to carry out its obligations hereunder. The execution, delivery and performance of this Agreement, and the consummation of the transactions contemplated hereby, have been duly authorized by the TIP Funds Board of Trustees, and no other proceedings by the Acquiring Fund are necessary to authorize its officers to effectuate this Agreement and the transactions contemplated hereby. Each of the Acquiring Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

     (f) LIABILITIES. There are no liabilities of the Acquiring Fund, whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Fund Financial Statements and liabilities incurred in the ordinary course of business subsequent to the Effective Time or otherwise previously disclosed to the Acquired Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Fund.

     (g) LITIGATION. Except as previously disclosed to the Acquired Fund, there are no claims, actions, suits or proceedings pending or, to the actual knowledge of the Acquiring Fund, threatened which would materially adversely affect the Acquiring Fund or its assets or business or which would prevent or hinder in any material respect consummation of the transactions contemplated hereby.

     (h) CONTRACTS. Except for contracts and agreements disclosed to the Acquired Fund, under which no default exists, each of the Acquiring Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquiring Fund.

     (i) TAXES. As of the Effective Time, all Federal and other tax returns and reports of the Acquiring Fund required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund' knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of such returns.

5. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represent and warrant to the Acquiring Fund as follows:

     (a) ORGANIZATION, EXISTENCE, ETC. The Trust is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to carry on its business as it is now being conducted.

     (b) REGISTRATION AS INVESTMENT COMPANY. The Trust is registered under the 1940 Act as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect.

     (c) FINANCIAL STATEMENTS. The audited financial statements of the Trust relating to the Acquired Fund for the fiscal year ended September 30, 1998, and the unaudited financial statements of the Acquired Fund dated as of _________, 199_ (the "Acquired Fund Financial Statements"), as delivered to the Acquiring Fund, fairly present the financial position of the Acquired Fund as of the dates thereof, and the results of its operations and changes in its net assets for the periods indicated.

     (d) MARKETABLE TITLE TO ASSETS. Each of the Acquired Fund will have, at the Effective Time, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Acquiring Fund. Upon delivery and payment for such assets, each of the Acquiring Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims.

     (e) AUTHORITY RELATIVE TO THIS AGREEMENT. The Trust, on behalf of the Acquired Fund, has the power to enter into this Agreement and to carry out its obligations hereunder. The execution, delivery and performance of this Agreement, and the consummation of the transactions contemplated hereby, have been duly authorized by the Trust's Board of Trustees, and, except for approval by the shareholders of the Acquired Fund, no other proceedings by the Acquired Fund are necessary to authorize its officers to effectuate this Agreement and the transactions contemplated hereby. Each of the Acquired Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

     (f) LIABILITIES. There are no liabilities of the Acquired Fund, whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquired Fund Financial Statements and liabilities incurred in the ordinary course of business subsequent to _________, 199_, or otherwise previously disclosed to the Acquiring Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquired Fund. The Trust's Registration Statement, which is on file with the Securities and Exchange Commission, does not contain an untrue statement of a material fact required to be stated therein or necessary to make the statements therein not misleading.

     (g) LITIGATION. Except as previously disclosed to the Acquiring Fund, there are no claims, actions, suits or proceedings pending or, to the knowledge of the Acquired Fund, threatened which would materially adversely affect the Acquired Fund or its assets or business or which would prevent or hinder in any material respect consummation of the transactions contemplated hereby.

     (h) CONTRACTS. Except for contracts and agreements disclosed to the Acquiring Fund, under which no default exists, each of the Acquired Fund, at the Effective Time, is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever.

     (i) TAXES. As of the Effective Time, all Federal and other tax returns and reports of the Acquired Fund required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of such returns.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

     (a) All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

     (b) The Acquiring Fund shall have received an opinion of counsel, dated as of the Effective Time, addressed to and in form and substance satisfactory to counsel for the Acquiring Fund, to the effect that (i) the Acquired Fund is duly organized and validly existing series of the Trust under the laws of the Commonwealth of Massachusetts; (ii) the Trust is an open-end management investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of each of the Acquired Fund and this Agreement has been duly executed and delivered by the Trust on behalf of the Acquired Fund and is a valid and binding obligation of the Acquired Fund, subject to applicable bankruptcy, insolvency, fraudulent conveyance and similar laws or court decisions regarding enforcement of creditors' rights generally; (iv) to the best of counsel's knowledge after reasonable inquiry, no consent, approval, order or other authorization of any Federal or state court or administrative or regulatory agency is required for each of the Acquired Fund to enter into this Agreement or carry out its terms that has not been obtained other than where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquired Fund; and (v) upon consummation of this Agreement, the Acquiring Fund shall have acquired all of the Acquired Fund's assets listed in the Statement of Assets and Liabilities, free and clear of all liens encumbrances or adverse claims.

     (c) The Acquired Fund shall have delivered to the Acquiring Fund at the Effective Time the Acquired Fund's Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Treasurer or Assistant Treasurer of the Acquired Fund as to the aggregate asset value of the Acquired Fund's portfolio securities.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

     (a) All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

     (b) The Acquired Fund shall have received an opinion of counsel for the Acquiring Fund, dated as of the Effective Time, addressed to and in form and substance satisfactory to counsel for the Acquired Fund, to the effect that: (i) the Acquiring Fund is duly organized and validly existing series of TIP Funds under the laws of the Commonwealth of Massachusetts; (ii) TIP Funds is an open-end management investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite corporate action of each of the Acquiring Fund and this Agreement has been duly executed and delivered by the Acquiring Fund and is a valid and binding obligation of the Acquiring Fund, subject to applicable bankruptcy, insolvency, fraudulent conveyance and similar laws or court decisions regarding enforcement of creditors' rights generally; (iv) to the best of counsel's knowledge, no consent, approval, order or other authorization of any Federal or state court or administrative or regulatory agency is required for each of the Acquiring Fund to enter into this Agreement or carry out its terms that has not already been obtained, other than where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquiring Fund; and (v) the Acquiring Fund Shares to be issued in the Reorganization have been duly authorized and upon issuance thereof in accordance with this Agreement will be validly issued, fully paid and nonassessable.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND AND THE ACQUIRING FUND. The obligations of the Acquired Fund and the Acquiring Fund to effectuate this Agreement shall be subject to the satisfaction of each of the following conditions:

     (a) Such authority from the Securities and Exchange Commission (the "SEC") as may be necessary to permit the parties to carry out the transactions contemplated by this Agreement shall have been received.

     (b) With respect to the Acquired Fund, the Trust will call a meeting of shareholders to consider and act upon this Agreement and to take all other actions reasonably necessary to obtain the approval by shareholders of each of the Acquired Fund of this Agreement and the transactions contemplated herein, including the Reorganization and the termination of the Acquired Fund if the Reorganization is consummated. The Trust has prepared or will prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with such meeting, and with such other information relating to the Acquiring Fund as is reasonably necessary for the preparation of the Proxy Materials.

     (c) The Registration Statement on Form N-1A of the Acquiring Fund shall be effective under the Securities Act of 1933 and, to the best knowledge of the

     Acquiring Fund, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     (d) The shares of the Acquiring Fund shall have been duly qualified for offering to the public in all states of the United States, the Commonwealth of Puerto Rico and the District of Columbia (except where such qualifications are not required) so as to permit the transfer contemplated by this Agreement to be consummated.

     (e) The Acquired Fund and the Acquiring Fund shall have received on or before the Effective Time an opinion of counsel satisfactory to the Acquired Fund and the Acquiring Fund substantially to the effect that for Federal income tax purposes:

          (1) No gain or loss will be recognized to the Acquired Fund upon the transfer of its assets in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the corresponding Acquired Fund's stated liabilities;

          (2) No gain or loss will be recognized to the Acquiring Fund on its receipt of the Acquired Fund's assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the corresponding Acquired Fund's liabilities;

          (3) The basis of an Acquired Fund's assets in the Acquiring Fund's hands will be the same as the basis of those assets in the Acquired Fund's hands immediately before the Reorganization;

          (4) The Acquiring Fund's holding period for the assets transferred to the Acquiring Fund by the Acquired Fund will include the holding period of those assets in the corresponding Acquired Fund's hands immediately before the conversion;

          (5) No gain or loss will be recognized to the Acquired Fund on the distribution of the Acquiring Fund Shares to the Acquired Fund's shareholders in exchange for their Acquired Fund Shares;

          (6) No gain or loss will be recognized to the Acquired Fund's shareholders as a result of the Acquired Fund's distribution of Acquiring Fund Shares to the Acquired Fund's shareholders in exchange for the Acquired Fund's shareholders' Acquired Fund Shares;

          (7) The basis of the Acquiring Fund Shares received by the Acquired Fund's shareholders will be the same as the adjusted basis of that Acquired

          Fund's shareholders' Acquired Fund Shares surrendered in exchange therefor; and

          (8) The holding period of the Acquiring Fund Shares received by the Acquired Fund's shareholders will include the Acquired Fund's shareholders' holding period for the Acquired Fund's shareholders' Acquired Fund Shares surrendered in exchange therefor, provided that said Acquired Fund Shares were held as capital assets on the date of the Reorganization.

     (f) A vote approving this Agreement and the Reorganization contemplated hereby shall have been adopted by at least a majority of the outstanding shares of each of the Acquired Fund entitled to vote at an annual or special meeting.

     (g) The Board of Trustees of TIP Funds, at a meeting duly called for such purpose, shall have authorized the issuance by each of the Acquiring Fund of Acquiring Fund Shares at the Effective Time in exchange for the assets of the Acquired Fund pursuant to the terms and provisions of this Agreement.

9. EFFECTIVE TIME OF THE REORGANIZATION. The exchange of the Acquired Fund's assets for Acquiring Fund Shares shall be effective as of close of business on May 28, 1999, or at such other time and date as fixed by the mutual consent of the parties (the "Effective Time").

24. TERMINATION. This Agreement and the transactions contemplated hereby may be terminated and abandoned without penalty by resolution of the Board of Trustees of the Trust, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of the Board, make proceeding with the Agreement inadvisable.

11. AMENDMENT. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties; provided, however, that following the Shareholders' Meeting called on behalf of the Acquired Fund pursuant to Section 8 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number or value of Acquiring Fund Shares to be paid to the Acquired Fund's shareholders under this Agreement to the detriment of the Acquired Fund, shareholders without their further approval.

12. GOVERNING LAW. This Agreement shall be governed and construed in accordance with the laws of the State of Delaware.

13. NOTICES. Any notice, report, statement or demand required or permitted by and provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows:

if to the Acquiring Fund:

------------------------

------------------------

------------------------

------------------------

with a copy to:

John H. Grady, Esq.
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA  19243

if to the Acquired Fund:

------------------------

------------------------

------------------------

------------------------

with a copy to:

James W. Jennings, Esq.
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA  19243

14.  FEES AND EXPENSES.

     (a) Each of the Acquiring Fund and the Acquired Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     (b) Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by each of the Acquired Fund and the Acquiring Fund will be borne by Turner Investment Partners, Inc. Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Proxy Statement under the 1934 Act; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Acquired

     Fund's shareholders are resident as of the date of the mailing of the Proxy Statement to such shareholders; (iv) postage; (v) printing; (iv) accounting fees; (vii) legal fees; and (viii) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay their own Federal and state registration fees.

15.  HEADINGS, COUNTERPARTS, ASSIGNMENT.

     (a) The article and paragraph headings contained in this Agreement are for reference purposes only and shall not effect in any way the meaning or interpretation of this Agreement.

     (b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     (c) This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

16. ENTIRE AGREEMENT. Each of the Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

17. FURTHER ASSURANCES. Each of the Acquiring Fund and the Acquired Fund shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

18. BINDING NATURE OF AGREEMENT. As provided in each Trust's Declaration of Trust on file with the Secretary of State of the State of Delaware or the Commonwealth of Massachusetts, this Agreement was executed by the undersigned officers of TIP Funds and the Trust, on behalf of each of the Acquiring Fund and the Acquired Fund, respectively, as officers and not individually, and the obligations of this Agreement are not binding upon the undersigned officers individually, but are binding only upon the assets and property of each Trust. Moreover, no series of a trust shall be liable for the obligations of any other series of that trust.

Attest:                              ALPHA SELECT FUNDS,
                                       on behalf of its series, the Turner Short
                                       Duration Government Funds - One Year
                                       Portfolio


________________________               By:______________________________________


Attest:                              TIP FUNDS,
                                       on behalf of its series, the Turner Core
                                       High Quality Fixed Income Fund


________________________               By:______________________________________

                               ALPHA SELECT FUNDS
                       (FORMERLY, TIP INSTITUTIONAL FUNDS)

           TURNER SHORT DURATION GOVERNMENT FUND - ONE YEAR PORTFOLIO
                       SPECIAL MEETING OF THE SHAREHOLDERS

                  PROXY SOLICITED BY THE BOARD OF TRUSTEES FOR
                THE SPECIAL MEETING OF SHAREHOLDERS, MAY 24, 1999

The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Stephen J. Kneeley and Lynda J. Striegel as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Turner Short Duration Government Fund - One Year Portfolio of Alpha Select Funds (formerly, TIP Institutional Funds) (the "Trust") to be held in the offices of SEI Investments Company ("SEI Investments"), Oaks, Pennsylvania 19456, on Monday, May 24, 1999, at p.m., and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of said Trust that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization between the Trust, on behalf of the Alpha Select Turner Short Duration Government Fund - One Year Portfolio, and TIP Funds Core High Quality Fixed Income Fund, and, in accordance with their own discretion, any other matters properly brought before the Meeting.

THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

PROPOSAL   1. Approval of an Agreement and Plan of Reorganization and
              Liquidation between the Trust, on behalf of the Turner Short Duration Government Funds - One Year Portfolio, and TIP Funds, on behalf of the Turner Core High Quality Fixed Income Fund.

                 ____For          ____Against                ____Abstain

THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER. IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Trustees. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.


Dated:_______________, 1999
                                             --------------------------------
                                             Signature of Shareholder


                                             --------------------------------
                                             Signature (Joint owners)

PLEASE DATE, SIGN AND RETURN PROMPTLY USING THE ENCLOSED, POSTAGE- PAID ENVELOPE WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING; YOU MAY, NEVERTHELESS, VOTE IN PERSON IF YOU DO ATTEND.

                       STATEMENT OF ADDITIONAL INFORMATION

                          Acquisition of the Assets of

                        TURNER SHORT DURATION GOVERNMENT
                           FUNDS - ONE YEAR PORTFOLIO
                                   a Series of

                               ALPHA SELECT FUNDS
                       (formerly TIP Institutional Funds)
                         1235 Westlakes Drive, Suite 350
                           Berwyn, Pennsylvania 19312
                                 (800) TIP-7654

                        By and In Exchange For Shares of

                   TURNER CORE HIGH QUALITY FIXED INCOME FUND
                                   a Series of

                                    TIP FUNDS
                         1235 Westlakes Drive, Suite 350
                           Berwyn, Pennsylvania 19312
                                 (800) TIP-7654

     This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of Turner Short Duration Government Fund - One Year Portfolio, a series of Alpha Select Funds, respectively, in exchange for shares of beneficial interest of TIP Funds, without par value, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

     (1) The Statement of Additional Information of Alpha Select Funds dated January 31, 1999;

     (2) The Statement of Additional Information of TIP Funds dated January 31, 1999;

     (3) Annual Report of Alpha Select Funds for the year ended September 30, 1998;

     This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Alpha Select Funds and TIP Funds dated April 19, 1999. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to Alpha Select Funds or TIP Funds, respectively, at the numbers or addresses set forth above

     The date of this Statement of Additional Information is April 19, 1999.

                                    TIP FUNDS

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION


Item 15.    INDEMNIFICATION.

Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


Item 16.    Exhibits

     (1)(a)            Agreement and Declaration of Trust of the Registrant, dated January 26,
                       1996 is incorporated by reference to Exhibit 1 of the Registrant's
                       Registration Statement as filed on February 1, 1996.

     (1)(b)            Certificate of Amendment of Agreement and Declaration of Trust dated
                       March 28, 1997, is incorporated by reference to Exhibit 1(a) of the
                       Registrant's Post-Effective Amendment No. 5 as filed on April 10, 1997.

     (2)               By-Laws are incorporated by reference to Exhibit 2 of the Registrant's
                       Registration Statement as filed on February 1, 1996.

     (3)               Inapplicable.

     (4)               Form of Agreement and Plan of Reorganization and Liquidation is filed herewith.


     (5)               Inapplicable.

     (6)(a)            Investment Advisory Agreement between the Registrant and Turner Investment
                       Partners, Inc., is incorporated by reference to Exhibit 5(a) of the
                       Registrant's Post-Effective Amendment No. 4 as filed on January 28, 1997.

     (6)(b)            Investment Advisory Agreement between the Registrant and Clover Capital
                       Management, Inc., is incorporated by reference to Exhibit 5(b) of the
                       Registrant's Post-Effective Amendment No. 10 as filed on October 15, 1997.

     (6)(c)            Investment Advisory Agreement between the Registrant and Penn Capital
                       Management Company, Inc., is incorporated by reference to Exhibit d(3) of the
                       Registrant's Post-Effective Amendment No. 12 as filed on November 17, 1998.

     (6)(d)            Investment Advisory Agreement between Registrant and Turner Investment
                       Partners, Inc., is incorporated by reference to Exhibit d(4) of the
                       Registrant's Post-Effective Amendment No. 12 as filed on November 17, 1998.

     (6)(e)            Investment Sub-Advisory Agreement between Turner Investment Partners, Inc., and Clover Capital Management, Inc., is incorporated by reference to Exhibit
                       d(5) of the Registrant's Post-Effective Amendment No. 12 as filed on November
                       17, 1998.

     (6)(f)            Investment Sub-Advisory Agreement between Turner Investment Partners, Inc.
                       and Penn Capital Management, Inc., is incorporated by reference to Exhibit
                       d(6) of the Registrant's Post-Effective Amendment No. 12 as filed on November
                       17, 1998 .

     (6)(g)            Form of Investment Sub-Advisory Agreement between Turner Investment Partners, Inc.
                       and Chartwell Investment Partners, is incorporated by reference to Exhibit
                       d(7) of the Registrant's Post-Effective Amendment No. 12 as filed on November
                       17, 1998.

     (7)(a)            Distribution Agreement between the Registrant and SEI Investments Distribution Co.
                       (formerly, SEI Financial Services Company), is incorporated by reference to
                       Exhibit 6(a) of the Registrant's Post-Effective Amendment No. 4 as filed on
                       January 28, 1997.

     (7)(b)            Distribution Agreement between the Registrant and CCM Securities Inc., is incorporated by reference to Exhibit 6(b) of the Registrant's Registration
                       Statement as filed on January 23, 1998.


     (8)               Inapplicable.

     (9)               Custodian Agreement between the Registrant and CoreStates Bank, N.A., is incorporated by reference to Exhibit 8(a) of the Registrant's Post-Effective
                       Amendment No. 4 as filed on January 28, 1997.

     (10)              Inapplicable.

     (11)              Opinion and Consent of Morgan, Lewis & Bockius LLP that shares will be validly issued, fully paid and non-assessable is filed herewith.

     (12)              Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters and consequences is filed herewith.

     (13)(a)           Administration Agreement between the Registrant and SEI Investments Management
                       Corporation (formerly, SEI Financial Management Corporation), is incorporated by reference to Exhibit 9(a) of the Registrant's Post-Effective Amendment No.
                       4 filed on January 28, 1997.

     (13)(b)           Administration Agreement between the Registrant and SEI Investments Management
                       Corporation (formerly, SEI Financial Management Corporation), is incorporated by reference to Exhibit 9(a) of the Registrant's Post-Effective Amendment No.
                       4 filed on January 28, 1997.

     (14)              Consent of Independent Auditors, Ernst & Young, LLP, is filed herewith.

     (15)              Inapplicable.

     (16)              Inapplicable.

     (17)(a)           Prospectus for Alpha Select Funds Turner Short Duration Government Funds - One
                       Year Portfolio dated January 31, 1999 is incorporated by reference to the
                       Alpha Select Funds 497(c) filed on February 17, 1999 [SEC Accession Number
                       0000950115-99-000219].

     (17)(b)           Statement of Additional Information for Alpha Select Funds Turner Short Duration
                       Government Funds - One Year Portfolio dated January 31, 1999 is incorporated by reference to the Alpha Select Funds 497(c) filed on February 17, 1999 [SEC
                       Accession Number 0000950115-99-000219].

     (17)(c)           Audited Financial Statements dated September 30, 1998 for the Alpha Select Funds
                       Turner Short Duration Government Funds - One Year Portfolio are incorporated by reference to the Form N-30D filed on November 9, 1998 [SEC Accession
                       Number 0000935069-98-000208].


Item 17.    UNDERTAKINGS.

     The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     The registrant agrees that every prospectus that is filed under paragraph
(1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933 this Registration Statement has been signed on behalf of the Registrant in Philadelphia on the 8th of March, 1999.

                                                TIP FUNDS
                                                Registrant

                                                By: /s/ Stephen J. Kneeley
                                                    ----------------------------
                                                    Stephen J. Kneeley
                                                    President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity on the dates indicated.


         *                                   Trustee                            March  8, 1999
--------------------------------
Robert E. Turner

         *                                   Trustee                            March  8, 1999
--------------------------------
Richard A. Hocker

         *                                   Trustee                            March  8, 1999
--------------------------------
Michael E. Jones

         *                                   Trustee                            March  8, 1999
--------------------------------
Janet F. Sansone

         *                                   Trustee                            March  8, 1999
--------------------------------
Alfred C. Salvato

         *                                   Trustee                            March  8, 1999
--------------------------------
John T. Wholihan

 /s/ Stephen J. Kneeley                      President and Chief                March  8, 1999
--------------------------------             Executive Officer
Stephen J. Kneeley

 /s/ Robert DellaCroce                       Controller and Chief               March  8, 1999
--------------------------------             Financial Officer
Robert DellaCroce

By:   /s/ Stephen J. Kneeley                                                    March  8, 1999
      --------------------------
     Stephen J. Kneeley
     Attorney-in-Fact

                                  Exhibit Index

(1)(a) Agreement and Declaration of Trust of the Registrant, dated January 26, 1996 is incorporated by reference to Exhibit 1 of the Registrant's Registration Statement as filed on February 1, 1996.

(1)(b) Certificate of Amendment of Agreement and Declaration of Trust dated March 28, 1997, is incorporated by reference to Exhibit 1(a) of the Registrant's Post-Effective Amendment No. 5 as filed on April 10, 1997.

(2) By-Laws are incorporated by reference to Exhibit 2 of the Registrant's Registration Statement as filed on February 1, 1996.

(3)      Inapplicable.

(4) Form of Agreement and Plan of Reorganization and Liquidation is filed herewith.

(5)      Inapplicable.

(6)(a) Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc., is incorporated by reference to Exhibit 5(a) of the Registrant's Post-Effective Amendment No. 4 as filed on January 28, 1997.

(6)(b) Investment Advisory Agreement between the Registrant and Clover Capital Management, Inc., is incorporated by reference to Exhibit 5(b) of the Registrant's Post-Effective Amendment No. 10 as filed on October 15, 1997.

(6)(c) Investment Advisory Agreement between the Registrant and Penn Capital Management Company, Inc., is incorporated by reference to Exhibit d(3) of the Registrant's Post-Effective Amendment No. 12 as filed on November 17, 1998.

(6)(d) Investment Advisory Agreement between Registrant and Turner Investment Partners, Inc., is incorporated by reference to Exhibit d(4) of the Registrant's Post-Effective Amendment No. 12 as filed on November 17, 1998.

(6)(e) Investment Sub-Advisory Agreement between Turner Investment Partners, Inc., and Clover Capital Management, Inc., is incorporated by reference to Exhibit d(5) of the Registrant's Post-Effective Amendment No. 12 as filed on November 17, 1998.

(6)(f) Investment Sub-Advisory Agreement between Turner Investment Partners, Inc. and Penn Capital Management, Inc., is incorporated by reference to Exhibit d(6) of the Registrant's Post-Effective Amendment No. 12 as filed on November 17, 1998.

(6)(g) Form of Investment Sub-Advisory Agreement between Turner Investment Partners, Inc. and Chartwell Investment Partners, is incorporated by reference to Exhibit d(7) of the Registrant's Post-Effective Amendment No. 12 as filed on November 17, 1998.

(7)(a) Distribution Agreement between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company), is incorporated by reference to Exhibit 6(a) of the Registrant's Post-Effective Amendment No. 4 as filed on January 28, 1997.

(7)(b) Distribution Agreement between the Registrant and CCM Securities Inc., is incorporated by reference to Exhibit 6(b) of the Registrant's Registration Statement as filed on January 23, 1998.

(8)      Inapplicable.

(9) Custodian Agreement between the Registrant and CoreStates Bank, N.A., is incorporated by reference to Exhibit 8(a) of the Registrant's Post-Effective Amendment No. 4 as filed on January 28, 1997.

(10)     Inapplicable.

(11) Opinion and Consent of Morgan, Lewis & Bockius LLP that shares will be validly issued, fully paid and non-assessable is filed herewith.

(12) Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters and consequences is filed herewith.

(13)(a) Administration Agreement between the Registrant and SEI Investments Management Corporation (formerly, SEI Financial Management Corporation), is incorporated by reference to Exhibit 9(a) of the Registrant's Post-Effective Amendment No. 4 filed on January 28, 1997.

(13)(b) Administration Agreement between the Registrant and SEI Investments Management Corporation (formerly, SEI Financial Management Corporation), is incorporated by reference to Exhibit 9(a) of the Registrant's Post-Effective Amendment No. 4 filed on January 28, 1997.

(14)     Consent of Independent Auditors, Ernst & Young, LLP, is filed herewith.

(15)     Inapplicable.

(16)     Inapplicable.

(17)(a) Prospectus for Alpha Select Funds Turner Short Duration Government Funds - One Year Portfolio dated January 31, 1999 is incorporated by reference to the Alpha Select Funds 497(c) filed on February 17, 1999 [SEC Accession Number 0000950115-99-000219].

(17)(b) Statement of Additional Information for Alpha Select Funds Turner Short Duration Government Funds - One Year Portfolio dated January 31, 1999 is incorporated by reference to the Alpha Select Funds 497(c) filed on February 17, 1999 [SEC Accession Number 0000950115-99-000219].

(17)(c) Audited Financial Statements dated September 30, 1998 for the Alpha Select Funds Turner Short Duration Government Funds - One Year Portfolio are incorporated by reference to the Form N-30D filed on November 9, 1998 [SEC Accession Number 0000935069-98-000208].